Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 63,535,913	¥ 51,114,575
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.135%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.10%
Secured Deposits [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 8,227,300	¥ 0